Financial Instruments and Risk Management (Details 2) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total		€ 26,195	€ 23,373
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		16,487	8,174
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		1,918	1,107
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		2,298	1,409
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		11,364	9,835
Derivate Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Total	[1]	765	7,651
Derivate Liability Warrants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total	[1]
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total		11,015	3,680
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		11,015	3,680
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Trade Payables [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total				[1]
Trade Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total				[1]
Trade Payables [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		11,015	3,680
Amounts Owed To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total		2,113	2,468
Amounts Owed To Related Parties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		2,113	2,468
Amounts Owed To Related Parties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Amounts Owed To Related Parties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Amounts Owed To Related Parties [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Amounts Owed To Related Parties [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		2,113	2,468
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total		1,326
Loans And Borrowings [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		1,326
Loans And Borrowings [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Loans And Borrowings [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Loans And Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Loans And Borrowings [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		1,326
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Total		192	165
Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		192	165
Other Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		192	165
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total		10,784	9,409
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		1,343	1,118
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		1,918	1,107
Lease liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		2,298	1,409
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		11,364	9,835
Lease liabilities [member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		16,923	13,468
Loan Advanced [Member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		498	743
Loan Advanced [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		498	743
Total [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		€ 32,067	€ 20,524

[1]	contractual cash flows for warrants are €nil (liability of €0.8 million) (2022: €7.7 million) because warrants will be settled in shares.